10. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments And Contingencies Tables
Discontinued future cost

As of June 30, 2012, the estimated discounted future cost will be charged to expense as follows:

For the twelve months ending	Amount
June 30, 2013	$91,000
June 30, 2014	78,000
June 30, 2015	64,000
June 30, 2016	25,000
Total future minimum lease payments	258,000
Less: current portion	(91,000)
Total Long-Term Portion	$167,000